Personnel expenses (Details 1) - Local [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Santander Actions [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2019 to 12/2021
Period of exercise settlements	2022 and 2023
Period balance of plan	R$ 40,403	R$ 4,216,667	R$ 4,916,667
Santander Actions [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023
Period balance of plan	R$ 4,002,000	R$ 3,668,000
Santander Actions [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023 and 2024
Period balance of plan		R$ 2,986,667	R$ 9,440,000
Santander Actions [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 09/2024
Period of exercise settlements	2024
Period balance of plan	R$ 23,490,000	R$ 13,520,000
Santander Actions [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	2023
Period balance of plan	R$ 1,500,000	R$ 1,834,000
Santander Actions [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	07/2019 to 06/2022
Period of exercise settlements	2022
Period balance of plan	111,066	111,962	109,677
Santander Actions [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	09/2020 to 09/2022
Period of exercise settlements	2022
Period balance of plan	304,594	301,583	450,738
Santander Actions [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 09/2023
Period of exercise settlements	2023
Period balance of plan	209,278	249,666	281,031
Santander Actions [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2022
Period of exercise settlements	2023
Period balance of plan	139,163	177,252
Santander Actions [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	2024
Period balance of plan	343,863	327,065
Santander Actions [Member] | Period Eleven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 01/2024
Period of exercise settlements	2024
Period balance of plan	222,178	30,545
Santander Spain Shares And Stock Options [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023
Period balance of plan	159,253	309,576	318,478
Santander Spain Shares And Stock Options [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023, with limit for options' exercise until 2030
Period balance of plan	832,569	1,618,445	1,664,983
Santander Spain Shares And Stock Options [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	02/2024
Period balance of plan	124,184	135,632
Santander Spain Shares And Stock Options [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	02/2024, with limit for options' exercise until 02/2029
Period balance of plan	370,477	404,630